Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following tables and related disclosures provide information about (i) the “total compensation” of our principal executive officer (the “PEO”) and our other named executive officers (the “Other NEOs”) as presented in the Summary Compensation Table on page 52 (the “SCT Amounts”), (ii) the “compensation actually paid” to our PEO and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance
rules (the “CAP Amounts”), (iii) certain financial performance measures, and (iv) the relationship of the CAP Amounts to those financial performance measures.
This disclosure has been prepared in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our Compensation and Human Capital Committee evaluates compensation decisions in light of company or individual performance. For discussion of how our Compensation and Human Capital Committee seeks to align pay with performance when making compensation decisions, please review Compensation Discussion and Analysis beginning on page 36.

Pay Versus Performance

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)		Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2)		Value of Initial Fixed $ 100 Investment Based on:		Net Income ($)	Adjusted Free Cash Flow ($) (4)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)
2025	4,405,946	5,410,135		1,681,959	1,868,948		158.10	199.99	7,871,000	179,913,000
2024	4,166,661	6,151,937	(5)	1,523,120	2,009,124	(5)	170.80	187.88	13,536,000	158,309,000
2023	3,461,597	3,778,584		938,698	903,205		137.95	158.84	25,399,000	128,299,000
2022	4,120,071	2,821,002		1,635,240	1,323,839		128.02	133.06	53,079,000	111,213,000
2021	4,233,954	11,347,919		1,486,919	3,594,795		137.89	141.22	41,100,000	95,332,000

(1)
For 2025, our PEO was John W. Casella and our Other NEOs were Edmond R. Coletta, Bradford J. Helgeson, Shelley E. Sayward and Sean M. Steves. For 2024, our PEO was John W. Casella and our Other NEOs were Bradford J. Helgeson, Edmond R. Coletta, Shelley E. Sayward and Sean M. Steves. For 2023, our PEO was John W. Casella and our Other NEOs were Bradford J. Helgeson, Edmond R. Coletta, Shelley E. Sayward, Paul J. Ligon and Sean M. Steves. For 2022, our PEO was John W. Casella and our Other NEOs were Edmond R. Coletta, Shelley E. Sayward, Paul J. Ligon, Sean M. Steves and Edward D. Johnson. For 2021, our PEO was John W. Casella and our Other NEOs were Edmond R. Coletta, Edwin D. Johnson, Shelley E. Sayward and Christopher B. Heald.

(2)
The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the CAP Amounts from the SCT Amounts for 2025. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during 2025, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act.

Adjustments	2025 ($)
	PEO	Other NEOs*
SCT Amounts	4,405,946	1,681,959

Adjustments for stock and option awards:

(Subtract): Aggregate grant date fair value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(2,740,659)	(863,279)

Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	3,340,564	1,052,244

Add (Subtract): Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	523,414	110,363

Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(119,130)	(112,339)

CAP Amounts (as calculated)	5,410,135	1,868,948

*	Amounts presented are averages for the entire group of Other NEOs in 2025.

(3)	The companies in our peer group are: GFL Environmental, Inc., Waste Connections Inc., Waste Management, Inc., and Republic Services, Inc.

(4)
Adjusted Free Cash Flow is a
non-GAAP
financial measure. See Appendix A for additional information regarding Adjusted Free Cash Flow and reconciliation of Adjusted Free Cash Flow to its most directly comparable GAAP financial measure.

(5)
In the Pay Versus Performance table included in our proxy statement for the 2025 Annual Meeting of Stockholders filed with the SEC on April 18, 2025 (the “2025 Proxy Statement”), the CAP Amounts for our PEO and the CAP Amounts for our Other NEOs for 2024 were disclosed as $7,468,566 and $2,260,187, respectively, due to a calculation error related to equity awards that vested in 2024. These amounts set forth in this table have been adjusted to correct this error. The table that describes the adjustments to calculate the CAP Amounts from the SCT Amounts for 2024, which was previously included in the 2025 Proxy Statement, is restated as follows to reflect the correction of this error:

Adjustments	2024 ($)
	PEO	Other NEOs*
SCT Amounts	4,166,661	1,523,120

Adjustments for stock and option awards:

(Subtract): Aggregate grant date fair value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(2,074,300)	(676,857)

Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	2,334,954	761,910

Add (Subtract): Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	580,262	215,672

Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	1,144,360	185,275

CAP Amounts (as calculated)	6,151,937	2,009,124

*	Amounts presented are averages for the entire group of Other NEOs in 2024.

Company Selected Measure Name	Adjusted Free Cash Flow
Named Executive Officers, Footnote
(1)
For 2025, our PEO was John W. Casella and our Other NEOs were Edmond R. Coletta, Bradford J. Helgeson, Shelley E. Sayward and Sean M. Steves. For 2024, our PEO was John W. Casella and our Other NEOs were Bradford J. Helgeson, Edmond R. Coletta, Shelley E. Sayward and Sean M. Steves. For 2023, our PEO was John W. Casella and our Other NEOs were Bradford J. Helgeson, Edmond R. Coletta, Shelley E. Sayward, Paul J. Ligon and Sean M. Steves. For 2022, our PEO was John W. Casella and our Other NEOs were Edmond R. Coletta, Shelley E. Sayward, Paul J. Ligon, Sean M. Steves and Edward D. Johnson. For 2021, our PEO was John W. Casella and our Other NEOs were Edmond R. Coletta, Edwin D. Johnson, Shelley E. Sayward and Christopher B. Heald.

Peer Group Issuers, Footnote	The companies in our peer group are: GFL Environmental, Inc., Waste Connections Inc., Waste Management, Inc., and Republic Services, Inc.
PEO Total Compensation Amount	$ 4,405,946	$ 4,166,661	$ 3,461,597	$ 4,120,071	$ 4,233,954
PEO Actually Paid Compensation Amount	$ 5,410,135	6,151,937	3,778,584	2,821,002	11,347,919
Adjustment To PEO Compensation, Footnote	The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the CAP Amounts from the SCT Amounts for 2025. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during 2025, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act.

Adjustments	2025 ($)
	PEO	Other NEOs*
SCT Amounts	4,405,946	1,681,959

Adjustments for stock and option awards:

(Subtract): Aggregate grant date fair value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(2,740,659)	(863,279)

Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	3,340,564	1,052,244

Add (Subtract): Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	523,414	110,363

Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(119,130)	(112,339)

CAP Amounts (as calculated)	5,410,135	1,868,948

*	Amounts presented are averages for the entire group of Other NEOs in 2025.
In the Pay Versus Performance table included in our proxy statement for the 2025 Annual Meeting of Stockholders filed with the SEC on April 18, 2025 (the “2025 Proxy Statement”), the CAP Amounts for our PEO and the CAP Amounts for our Other NEOs for 2024 were disclosed as $7,468,566 and $2,260,187, respectively, due to a calculation error related to equity awards that vested in 2024. These amounts set forth in this table have been adjusted to correct this error. The table that describes the adjustments to calculate the CAP Amounts from the SCT Amounts for 2024, which was previously included in the 2025 Proxy Statement, is restated as follows to reflect the correction of this error:

Adjustments	2024 ($)
	PEO	Other NEOs*
SCT Amounts	4,166,661	1,523,120

Adjustments for stock and option awards:

(Subtract): Aggregate grant date fair value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(2,074,300)	(676,857)

Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	2,334,954	761,910

Add (Subtract): Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	580,262	215,672

Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	1,144,360	185,275

CAP Amounts (as calculated)	6,151,937	2,009,124

*	Amounts presented are averages for the entire group of Other NEOs in 2024.

Non-PEO NEO Average Total Compensation Amount	$ 1,681,959	1,523,120	938,698	1,635,240	1,486,919
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,868,948	2,009,124	903,205	1,323,839	3,594,795
Adjustment to Non-PEO NEO Compensation Footnote	The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the CAP Amounts from the SCT Amounts for 2025. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during 2025, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act.

Adjustments	2025 ($)
	PEO	Other NEOs*
SCT Amounts	4,405,946	1,681,959

Adjustments for stock and option awards:

(Subtract): Aggregate grant date fair value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(2,740,659)	(863,279)

Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	3,340,564	1,052,244

Add (Subtract): Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	523,414	110,363

Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(119,130)	(112,339)

CAP Amounts (as calculated)	5,410,135	1,868,948

*	Amounts presented are averages for the entire group of Other NEOs in 2025.
In the Pay Versus Performance table included in our proxy statement for the 2025 Annual Meeting of Stockholders filed with the SEC on April 18, 2025 (the “2025 Proxy Statement”), the CAP Amounts for our PEO and the CAP Amounts for our Other NEOs for 2024 were disclosed as $7,468,566 and $2,260,187, respectively, due to a calculation error related to equity awards that vested in 2024. These amounts set forth in this table have been adjusted to correct this error. The table that describes the adjustments to calculate the CAP Amounts from the SCT Amounts for 2024, which was previously included in the 2025 Proxy Statement, is restated as follows to reflect the correction of this error:

Adjustments	2024 ($)
	PEO	Other NEOs*
SCT Amounts	4,166,661	1,523,120

Adjustments for stock and option awards:

(Subtract): Aggregate grant date fair value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(2,074,300)	(676,857)

Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	2,334,954	761,910

Add (Subtract): Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	580,262	215,672

Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	1,144,360	185,275

CAP Amounts (as calculated)	6,151,937	2,009,124

*	Amounts presented are averages for the entire group of Other NEOs in 2024.

Compensation Actually Paid vs. Total Shareholder Return	CAP VERSUS COMPANY TSR AND PEER GROUP TSR
Compensation Actually Paid vs. Net Income	CAP VERSUS NET INCOME
Compensation Actually Paid vs. Company Selected Measure	CAP VERSUS ADJUSTED FREE CASH FLOW
Total Shareholder Return Vs Peer Group	CAP VERSUS COMPANY TSR AND PEER GROUP TSR
Tabular List, Table
The following table lists the three financial performance measures that, in our assessment, represent the most important performance measures we use to link the CAP Amounts for our named executive officers for 2025 (our most recently completed fiscal year), to company performance. Of these measures, we have identified Adjusted Free Cash Flow as the most important of our financial performance measures (that is not already required to be disclosed in the pay versus performance table above) used to link CAP Amounts for our executives for 2025 to company performance.

Adjusted Free Cash Flow*
Adjusted Operating Income*
Adjusted EBITDA*

*
Adjusted Free Cash Flow, Adjusted Operating Income and Adjusted EBITDA are
non-GAAP
financial measures. See Appendix A for additional information regarding non-GAAP
financial measures and reconciliations of
non-GAAP
financial measures to their most directly comparable GAAP financial measures.

Total Shareholder Return Amount	$ 158.1	170.8	137.95	128.02	137.89
Peer Group Total Shareholder Return Amount	199.99	187.88	158.84	133.06	141.22
Net Income (Loss)	$ 7,871,000	$ 13,536,000	$ 25,399,000	$ 53,079,000	$ 41,100,000
Company Selected Measure Amount	179,913,000	158,309,000	128,299,000	111,213,000	95,332,000
PEO Name	John W. Casella
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Non-GAAP Measure Description	Adjusted Free Cash Flow is a
non-GAAP
	financial measure. See Appendix A for additional information regarding Adjusted Free Cash Flow and reconciliation of Adjusted Free Cash Flow to its most directly comparable GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,740,659)	$ (2,074,300)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,340,564	2,334,954
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	523,414	580,262
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(119,130)	1,144,360
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(863,279)	(676,857)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,052,244	761,910
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	110,363	215,672
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (112,339)	$ 185,275